SEGMENT REPORTING (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues generated from each product
Total	$ 969,131,896	$ 985,279,367	$ 1,205,578,861
Solar wafers
Revenues generated from each product
Total	434,863,725	471,661,221	640,127,122
Service revenue from tolling arrangement
Revenues generated from each product
Total	666,771	72,470,242	78,040,989
Solar modules
Revenues generated from each product
Total	494,158,334	381,024,666	475,459,658
Power
Revenues generated from each product
Total	5,062,579
Solar cells
Revenues generated from each product
Total	1,862,342	557,198	3,959,149
Other materials
Revenues generated from each product
Total	$ 32,518,145	$ 59,566,040	$ 7,991,943